UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Advisors, Inc.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       December 1, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:     1

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $1,978,820


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6772        KR Capital Partners I, L.P.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109    66651  1532200 SH
     SOLE                  1203700            328500
Aetna Inc.                     COM              008117103    34308   696600 SH
     SOLE                   547100            149500
                                                              4925   100000 SH
     DEFINED 01             100000
Allegheny Teledyne Inc         COM              017415100    34179  2025435 SH
     SOLE                  1541385            484050
AlliedSignal Inc.              COM              019512102    70572  1177420 SH
     SOLE                   893220            284200
American International Group,  COM              026874107   139370  1603110 SH
     SOLE                  1254667            348443
                                                             10128   116500 SH
     DEFINED 01             116500
Brunswick Corp.                COM              117043109    60441  2429800 SH
     SOLE                  1909900            519900
                                                              6632   266600 SH
     DEFINED 01             266600
Canadian Natl Ry Co.           COM              136375102    35720  1178400 SH
     SOLE                  1068400            110000
Citigroup Inc.                 COM              172967101   103554  2353498 SH
     SOLE                  1836503            516995
                                                              9900   225000 SH
     DEFINED 01             225000
Computer Sciences Corp.        COM              205363104     7031   100000 SH
     DEFINED 01             100000
Cooper Cameron Corp.           COM              216640102    40782  1080330 SH
     SOLE                   847630            232700
Corning Inc.                   COM              219350105    49790   726200 SH
     SOLE                   570300            155900
Eastman Chemical Company       COM              277432100    40126  1006300 SH
     SOLE                   786900            219400
                                                              3987   100000 SH
     DEFINED 01             100000
Eastman Kodak Co.              COM              277461109    96025  1269750 SH
     SOLE                   971650            298100
                                                             13234   175000 SH
     DEFINED 01             175000
El Paso Energy Corp.           COM              283905107    44247  1099300 SH
     SOLE                   833700            265600
First Union Corp.              COM              337358105    42312  1187700 SH
     SOLE                   933000            254700
                                                              4097   115000 SH
     DEFINED 01             115000
Fox Entertainment Group Inc.   COM              35138t107    42666  2025700 SH
     SOLE                  1594900            430800
                                                              4844   230000 SH
     DEFINED 01             230000
General Mtrs Corp Cl H         COM              370442832    29633   517600 SH
     SOLE                   406100            111500
Goldman Sachs Group Inc.       COM              38141G104    57047   935200 SH
     SOLE                   732000            203200
Hilton Hotels Corp.            COM              432848109    22695  2298200 SH
     SOLE                  1804100            494100
Hoechst AG-Sponsored ADR       COM              434390308    22059   507100 SH
     SOLE                   397800            109300
Household Intl Inc.            COM              441815107   101986  2541712 SH
     SOLE                  1958612            583100
                                                              6296   156900 SH
     DEFINED 01             156900
Investor AB - B SHS            COM              004469630     4757   400000 SH
     DEFINED 01             400000
Koninklijke Philips Electronic COM              500472204    68301   676252 SH
     SOLE                   532768            143484
                                                              4242    42000 SH
     DEFINED 01              42000
Loral Space & Communicat       COM              G56462107    17210  1001300 SH
     SOLE                   786200            215100
MCI Worldcom Inc.              COM              55268B106    47290   657942 SH
     SOLE                   518270            139672
Mattel Inc.                    COM              577081102    43318  2279900 SH
     SOLE                  1790700            489200
                                                              5985   315000 SH
     DEFINED 01             315000
Newell Rubbermaid Inc.         COM              651229106    26135   915000 SH
     SOLE                   717400            197600
                                                              6141   215000 SH
     DEFINED 01             215000
Primedia Inc.                  COM              74157K101     5521   394350 SH
     SOLE                   353350             41000
Rockwell International Corp.   COM              773903109    46641   888400 SH
     SOLE                   696500            191900
Schlumberger Ltd.              COM              806857108    52492   842400 SH
     SOLE                   659200            183200
Sealed Air Corp.               COM              81211K100    75311  1467696 SH
     SOLE                  1148496            319200
Solutia Inc.                   COM              834376105     7597   425000 SH
     DEFINED 01             425000
Staff Leasing Inc.             COM              852381102     1200   120000 SH
     DEFINED 01             120000
Sybron Intl Corp.              COM              87114F106    34454  1282000 SH
     SOLE                  1162500            119500
Tenet Healthcare Corp.         COM              88033G100    25130  1430900 SH
     SOLE                  1109000            321900
The Scotts Company Cl A        COM              810186106     7140   206200 SH
     DEFINED 01             206200
Timberland Company             COM              887100105     9375   240000 SH
     DEFINED 01             240000
Tyco Intl Ltd.                 COM              902124106    84855   821840 SH
     SOLE                   644740            177100
Viacom Inc Cl B                COM              925524308    56958  1348108 SH
     SOLE                  1116308            231800
Wells Fargo & Co.              COM              949746101    36455   920000 SH
     SOLE                   705600            214400
                                                              3962   100000 SH
     DEFINED 01             100000
Westpoint Stevens Inc.         COM                           37680  1594900 SH
     SOLE                  1252200            342700
                                                              3544   150000 SH
     DEFINED 01             150000
Wolverine Tube Inc.            COM              978093102     1541    99400 SH
     DEFINED 01              99400
York Intl Corp New             COM              986670107    49568  1379275 SH
     SOLE                  1053450            325825
                                                             10781   300000 SH
     DEFINED 01             300000